Long-term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt [Abstract]
Long-term Debt

8.Long-term Debt

The table below presents the loans outstanding as of December 31, 2012 and 2013:

	December 31,
	2012	2013
Secured bank debt:
(a)ABN AMRO Bank	$88,450,000	$80,750,000
(b)Unicredit Bank	25,500,000	22,500,000
(c)Credit Suisse	38,300,000	34,500,000
(d)Commerzbank	26,250,000	23,050,000
(e)ABN AMRO Bank	23,750,000	18,750,000
Unsecured debt:
(f)Paragon Shipping Inc., a related party	14,000,000	-
Total	$216,250,000	$179,550,000

Presented as follows:
Current portion of long-term debt	$22,700,000	$179,550,000
Loan due to a related party	14,000,000	-
Long-term debt	179,550,000	-
Total	$216,250,000	$179,550,000

The minimum annual principal payments, in accordance with the loan agreements, required to be made after December 31, 2013, without taking into consideration the re-classification of total outstanding debt within current liabilities discussed in Note 3 above, are as follows:

During the year ending December 31,:
2014	$22,700,000
2015	31,450,000
2016	17,700,000
2017	97,450,000
2018	10,250,000
Total	$179,550,000

(a)ABN AMRO Bank: On May 6, 2011, the Company entered into a loan agreement for $100,000,000 to partially refinance the acquisition of Box Voyager and Box Trader and to partially finance the acquisition of Maule. The loan is payable in twenty four consecutive quarterly installments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 3%. In consideration for the amendment of the loan agreement, discussed below, the margin during the waiver period was increased to 3.35%. On August 9, 2012, the Company entered into an amending and restating agreement to reflect the transfer of rights and interest by ABN AMRO in respect of 33.33% to HSH Nordbank AG and 32% to ITF International Transport Finance Suisse AG.

(b) Unicredit Bank: On May 17, 2011, the Company entered into a loan agreement for $30,000,000 to partially finance the acquisition of Box Queen (formerly the Maersk Diadema). The loan is payable in twenty four consecutive quarterly installments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.8%, subject to the fair market value of the vessel being equal to at least 130% of the outstanding loan principal (“asset cover ratio”) and so long as the Box Queen (formerly the Maersk Diadema) is under a time charter approved by the lenders; otherwise the loan will bear interest at LIBOR plus 3.0%. At any time the asset cover ratio is lower than 130%, the loan will bear interest at LIBOR plus a margin of 4.5%.

(c) Credit Suisse: On July 12, 2011 and July 18, 2011, the Company entered into two loan agreements for $22,000,000, each, to partially refinance the acquisition of CMA CGM Kingfish and CMA CGM Marlin. Each loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment. Each loan bears interest at LIBOR plus a margin of 3%.

(d) Commerzbank: On July 29, 2011, the Company entered into a loan agreement for $30,250,000, to partially finance the acquisition of MSC Emma. The loan is payable in twenty eight consecutive quarterly installments of $800,000, commencing in November 2011, plus a balloon payment of $7,850,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.35%, while the balance of the loan is less than 60% of value of the collateral securing the loan and LIBOR plus 2.65%, while the balance of the loan is greater than 60% of value of the collateral securing the loan. On March 14, 2012, the loan agreement was amended, requiring that the Net Worth, discussed below, be above $125,000,000 in the first quarter of 2012, above $130,000,000 in the second through fourth quarters of 2012 and be restored to at least $150,000,000 with effect from January 1, 2013.

(e)ABN AMRO Bank: On June 27, 2012, the Company entered into a loan agreement for $25,000,000 to partially refinance the acquisition of OOCL Hong Kong and OOCL China. The loan is payable in twelve consecutive quarterly installments of $1,250,000, commencing in October 2012, plus a balloon payment of $10,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 3.75%. In consideration for the amendment of the loan agreement, discussed below, the margin during the waiver period was increased to 4.10%.

(f)Paragon Shipping Inc.: On May 27, 2011, the Company entered into a loan agreement for $30,000,000 for general corporate purposes and working capital needs bearing interest at LIBOR plus a margin of 4%. The loan was payable in one installment on the second anniversary of the Company’s IPO. In August 2011, November 2012 and February 2013, the Company prepaid $15,000,000, $1,000,000 and $1,000,000, respectively. On March 11, 2013, the Company agreed to amend the terms of the loan agreement with a then outstanding principal balance of $13,000,000. Pursuant to the terms of the amended loan agreement, the maturity of the loan was extended from April 19, 2013 to April 19, 2014 and the outstanding loan was repayable in quarterly principal installment payments of $1,000,000 each, commencing on April 19, 2013, with a final balloon payment on the maturity date. In consideration for the amendment of the loan agreement, the Company agreed to pay an amendment fee of $65,000, included in Interest and finance costs – related party, and to increase the margin by 100 basis points. On August 5, 2013, the Company prepaid $5,000,000 and on October 18, 2013, it repaid in full, out of the net proceeds of the follow-on preferred stock offering (Note 10), the then outstanding balance of $6,000,000.

Debt Securities: All secured loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances. The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a crossdefault to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant, except in the case of the waiver period, discussed below. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%, except in the case of the waiver periods, discussed below; according to the provisions of each individual loan agreement with the relevant bank.

Debt Covenants: The secured loan agreements contain also the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;

The ratio of Total Debt to EBITDA shall not exceed 5:1;

The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;

The Market Value Adjusted Net Worth, or Net Worth, depending on the relevant bank, shall not be less than $150,000,000;

Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $10,000,000.

During the second and third quarter of 2013, the Company entered into supplemental agreements with its lenders and agreed to certain amendments in the financial covenants included in the loan agreements, as described below:

(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 120% during the waiver period and 140% thereafter.

(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.

(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding.

(b)$30,000,000 secured loan agreement with Unicredit Bank

For the waiver period commencing on June 27, 2013 and ending on January 1, 2014, the Company agreed to the following amendments in the asset cover ratio and one of the financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 120% thereafter.

(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

(c)Two $22,000,000 secured loan agreements with Credit Suisse

For the waiver period commencing on March 31, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in certain financial covenants, calculated on a consolidated basis:

(i) The Market Value Adjusted Net Worth shall not be less than $100,000,000 during the waiver period and $150,000,000 thereafter.

(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

(d)$30,250,000 secured loan agreement with Commerzbank

For the waiver period, as defined below, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 118%, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) April 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and 133% thereafter.

(ii) The Net Worth shall not be less than $50,000,000, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and $150,000,000 thereafter.

(iii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.85:1, during the waiver period commencing on June 28, 2013 and ending on the earlier of (i) July 3, 2014 or (ii) the date that the employment of the MSC Emma is terminated or reduced to a level that is insufficient to fund payments due under the loan agreement, and less than 0.65:1 thereafter.

In consideration for the amendment of the loan agreement, the Company agreed to pay waiver fees.

(e)$25,000,000 secured loan agreement with ABN AMRO Bank

For the waiver period commencing on June 28, 2013 and ending on April 1, 2014, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 140% thereafter.

(ii) The Market Value Adjusted Net Worth is permanently reduced to a minimum of $100,000,000.

(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period commencing on June 28, 2013 and ending on April 1, 2014, may declare and pay quarterly dividends at a maximum amount of $0.15 per common share outstanding.

As of December 31, 2013, the Company was in compliance with all of its debt covenants, or had obtained waivers. In 2014, the waivers expire. Absent the waivers and amendments applicable to December 31, 2013 noted above and given the current vessel values, it is probable that the Company will not be in compliance with the minimum asset cover ratios, the ratio of Total Liabilities to Market Value Adjusted Total Assets and the Market Value Adjusted Net Worth, or Net Worth, depending on the relevant bank. As a result of the cross default provisions included in the loan agreements, actual breaches of covenants could result in defaults under all of the Company’s debt and the acceleration of such debt by the lenders. Thus, as of December 31, 2013, as discussed in Note 3, the Company has classified its long-term debt as current, along with the associated restricted cash and interest rate swap assets and liabilities. The Company believes it will successfully conclude obtaining waivers for the potential covenant breaches or amend several of its loan covenants.

The weighted average interest rates for the years ended December 31, 2011, 2012 and 2013 were 3.28%, 3.47% and 3.34%, respectively.